Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and Other Income
Sales	€ 4,194	€ 372	€ 6,998
Total revenues	4,194	372	6,998
CIR	4,069	4,791	4,293
Subsidies	8
Other	229	100	0
Total other income	4,307	4,891	4,293
Total revenues and other income	€ 8,501	€ 5,263	€ 11,291